Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BNY Mellon Opportunistic Municipal Securities Fund
Entity Central Index Key	0000797923
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Aug. 29, 2025